Related party transactions (Details Textual) - USD ($) $ in Thousands						1 Months Ended	12 Months Ended
		May 22, 2017	Jan. 02, 2017	Oct. 02, 2016	Jun. 03, 2016	Aug. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 01, 2017	Oct. 01, 2015
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement							$ 700	$ 2,100	$ 7,700
Distribution Made to Limited Partner, Cash Distributions Paid							57,037	43,877	35,524
Partners' Capital Account, Unit-based Compensation							189	189
Repayment of Indemnifications Received From Hoegh Lng							$ 1,534	0	0
Hoegh Grace entities [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			51.00%				49.00%			49.00%
Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Unit-based Compensation	[1]						$ 189	$ 189
Chief Executive Officer Chief Financial Officer [Member] | Phantom Units [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					21,500
Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Debt Instrument, Description of Variable Rate Basis						LIBOR plus a margin of 4.0%
Debt, Weighted Average Interest Rate							5.30%	5.00%
Line of Credit Facility, Maximum Borrowing Capacity						$ 85,000
Line of Credit Facility, Expiration Date						Jan. 01, 2020
Gallant facility [Member]
Related Party Transaction [Line Items]
Debt, Weighted Average Interest Rate											8.00%
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Environmental Indemnifications							$ 5,000
Environmental Indemnifications, Description							No claim may be made unless the aggregate dollar amount of all claims exceeds $0.5 million, in which case Hegh LNG is liable for claims only to the extent such aggregate amount exceeds $0.5 million.
Seller Credit Note [Member] | Gallant facility [Member]
Related Party Transaction [Line Items]
Debt, Weighted Average Interest Rate							8.20%	8.20%
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Due from Officers or Stockholders, Current									140,000
Distribution Made to Limited Partner, Cash Distributions Paid							$ 27,000	$ 25,700	20,600
Repayment of Indemnifications Received From Hoegh Lng	[2]						2,496	0	0
LP Long Term Incentive Plan [Member] | Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Units, Unit-based Compensation		9,805			10,650
Partners' Capital Account, Unit-based Compensation		$ 189			$ 189
Hoegh LNG [Member]
Related Party Transaction [Line Items]
Indemnification Under Omnibus Agreement Amount Paid							1,600	2,400	$ 6,600
Indemnification Under Technical Issues							$ 500	1,400
Percentage Of Ownership Interest In Acquisition			51.00%				49.00%
Repayment of Indemnifications Received From Hoegh Lng							$ 2,500
Hoegh LNG [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Debt Related Commitment Fee Percentage							1.40%
Hoegh Gallant [Member]
Related Party Transaction [Line Items]
Indemnification Under Technical Issues							$ 500	1,300
Percentage Of Ownership Interest In Acquisition				100.00%
Indemnification Of Other Costs Relating To Commencement Of Services								$ 100

[1]	Board of Directors’ fees: Effective May 22, 2017 and June 3, 2016, a total of 9,805 and 10,650 common units, respectively, of the Partnership were awarded to non-employee directors as compensation of $189 and $189, respectively, for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.
[2]	Time charter revenues indemnified by/ refunded to Höegh LNG: As described under “Indemnifications” below, the Partnership refunded to Höegh LNG certain previous indemnification payments in 2017.